UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Redstone Investment Management, L.P.

Address:  1055 Westlakes Drive, Suite 300
          Berwyn, PA 19312


13F File Number: 28-10712

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Scott A. Burney
Title:  Chief Financial Officer
Phone:  (610) 727-3701


Signature, Place and Date of Signing:

/s/ Scott A. Burney                 Berwyn, PA              November 12, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    105

Form 13F Information Table Value Total:    $461,476,290


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No. Form 13F File Number Name

1           28-10707                        Fairfield Redstone Fund Ltd.
        --------------                      ------------------------------------

                                                    FORM 13F INFORMATION TABLE

COLUMN 1                       COLUMN  2        COLUMN 3     COLUMN 4   COLUMN 5       COLUMN 6         COLUMN 7       COLUMN 8

                                                             VALUE      SHRS OR     SH/ PUT/ INVTMNT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP        000's)     PRN AMT     PRN CALL DSCRTN   MGRS    SOLE      SHARED  NONE
ACAMBIS PLC                    SPONSORED ADR    004286100    5,938,061    541,300   SH       Sole     None     541,300
AFFILIATED COMPUTER SERVICES   CL A             008190100    4,910,094     88,200   SH       Sole     None      88,200
ALLIANCE DATA SYSTEM CORP      COM              018581108    4,210,128    103,800   SH       Sole     None     103,800
ARMOR HOLDINGS INC             COM              042260109    6,312,237    151,700   SH       Sole     None     151,700
AKAMAI TECHNOLOGIES INC        COM              00971T101    5,875,710    418,200   SH       Sole     None     418,200
AMERICAN TOWER CORP            CL A             029912201    3,206,615    208,900   SH       Sole     None     208,900
ANTEON INTL CORP               COM              03674E108    3,071,270     83,800   SH       Sole     None      83,800
ALAMOSA HLDGS INC              COM              011589108    8,689,736  1,137,400   SH       Sole     None   1,137,400
ASTA FDG INC                   COM              046220109    2,346,135    144,600   SH       Sole     None     144,600
AVID TECHNOLOGY INC            COM              05367P100    5,422,859    115,700   SH       Sole     None     115,700
ADVANCED MEDICAL OPTICS INC    COM              00763M108    5,990,898    151,400   SH       Sole     None     151,400
ARCH WIRELESS INC              COM              039392709    2,226,575     77,500   SH       Sole     None      77,500
BEVERLY ENTERPRISES INC        COM NEW          087851309    4,209,677    556,100   SH       Sole     None     556,100
BROWN FORMAN CORP              CL B             115637209    1,832,000     40,000   SH       Sole     None      40,000
BRIGGS & STRATTON CORP         COM              109043109    5,545,960     68,300   SH       Sole     None      68,300
BENCHMARK ELECTRS INC          COM              08160H101      855,260     28,700   SH       Sole     None      28,700
BJ SVSC CO                     COM              055482103    7,488,218    142,600   SH       Sole     None     142,600
BOSTON PRIVATE FINL HLDGS INC  COM              101119105    5,204,160    208,500   SH       Sole     None     208,500
BROADCOM CORP                  CL A             111320107    4,737,544    173,600   SH       Sole     None     173,600
CAL MAINE FOODS INC            COM NEW          128030202    3,072,697    280,100   SH       Sole     None     280,100
CARREKER CORP                  COM              144433109    3,914,584    514,400   SH       Sole     None     514,400
CERTEGY INC                    COM              156880106    2,969,622     79,700   SH       Sole     None      79,700
CHARLOTTE RUSSE HLDG INC       COM              161048103    2,225,972    193,900   SH       Sole     None     193,900
COMTECH TELECOMMUNICATIONS C   COM NEW          205826209    4,287,220    158,200   SH       Sole     None     158,200
COGENT COMM GROUP INC          COM              19239V104      556,320     30,500   SH       Sole     None      30,500
CONNS INC                      COM              208242107      570,384     40,800   SH       Sole     None      40,800
COOPER COS INC                 COM NEW          216648402    6,190,065     90,300   SH       Sole     None      90,300
CAPTIVA SOFTWARE CORP DEL      COM              14073T109    2,902,686    259,400   SH       Sole     None     259,400
COVANSYS CORP                  COM              22281W103    6,314,688    547,200   SH       Sole     None     547,200
CVS CORP                       COM              126650100    4,705,921    111,700   SH       Sole     None     111,700
CASELLA WASTE SYS INC          COM              147448104    3,707,104    313,100   SH       Sole     None     313,100
COMMUNITY HEALTH SYS INC NEW   COM              203668108    6,459,228    242,100   SH       Sole     None     242,100
DADE BEHRING HLDGS INC         COM              23342J206    4,451,868     79,900   SH       Sole     None      79,900
DIGITAS INC                    COM              25388K104    5,072,426    656,200   SH       Sole     None     656,200
EGL INC                        COM              268484102    3,422,406    113,100   SH       Sole     None     113,100
ENGINEERED SUPPORT SYS INC     COM              292866100    5,718,692    125,300   SH       Sole     None     125,300
ENERGY PARTNERS LTD            COM              29270U105    1,238,908     76,100   SH       Sole     None      76,100
EXPEDITORS INTL WASH INC       COM              302130109    5,118,300     99,000   SH       Sole     None      99,000
FINDWHAT COM                   COM              317794105    4,577,612    244,400   SH       Sole     None     244,400
GILEAD SCIENCES INC            COM              375558103    7,094,724    189,800   SH       Sole     None     189,800
CORNING INC                    COM              219350105    4,633,656    418,200   SH       Sole     None     418,200
GREEN MTN COFFEE ROASTERS INC  COM              393122106    1,509,236     71,800   SH       Sole     None      71,800
GLOBAL PMTS INC                COM              37940X102    4,878,405     91,100   SH       Sole     None      91,100
GRANT PRIDE CO INC             COM              38821G101    3,061,206    149,400   SH       Sole     None     149,400
IDENTIX I NC                   COM              451906101    3,132,864    470,400   SH       Sole     None     470,400
INVESTORS FINL SERVICES CORP   COM              461915100    4,336,993     96,100   SH       Sole     None      96,100
INTERNATIONAL GAME TECHNOLOG   COM              459902102    4,716,640    131,200   SH       Sole     None     131,200
INAMED CORP                    COM              453235103    5,706,099    119,700   SH       Sole     None     119,700
INPUT/OUTPUT INC               COM              457652105    4,548,772    441,200   SH       Sole     None     441,200
SANFILIPPO JOHN B & SON INC    COM              800422107    3,830,440    146,200   SH       Sole     None     146,200
ST JOE CO                      COM              790148100    5,722,846    119,800   SH       Sole     None     119,800
JUPITERMEDIA CORP              COM              48207D101    1,294,060     72,700   SH       Sole     None      72,700
KENSEY NASH CORP               COM              490057106    4,276,827    163,300   SH       Sole     None     163,300
KONGZHONG CORP                 SPONSORED ADR    50047P104    4,130,112    614,600   SH       Sole     None     614,600
L 3 COMMUNICATIONS HLDGS INC   COM              502424104    4,408,600     65,800   SH       Sole     None      65,800
LINCARE HLDS INC               COM              532791100    5,392,365    181,500   SH       Sole     None     181,500
LOWES COS INC                  COM              548661107    4,663,230     85,800   SH       Sole     None      85,800
LABOR READY INC                COM NEW          505401208    4,567,716    325,800   SH       Sole     None     325,800
LONE STAR TECHNOLOGIES INC     COM              542312103    4,600,260    121,700   SH       Sole     None     121,700
MOTOROLA INC                   COM              620076109    6,346,172    350,900   SH       Sole     None     350,900
MICROSOFT CORP                 COM              594918104    7,647,990    276,600   SH       Sole     None     276,600
MCCORMICK & SCHMICRS SEAFDR    COM              579793100    2,950,739    246,100   SH       Sole     None     246,100
METROLOGIC INSTRS INC          COM              591676101    5,404,850    341,000   SH       Sole     None     341,000
METROCALL HLDGS INC            COM              59164X105    4,117,975     63,500   SH       Sole     None      63,500
BLUE NILE INC                  COM              09578R103    3,839,520    114,000   SH       Sole     None     114,000
NDS GROUP PLC                  SPONSORED ADR    628891103    4,695,300    173,900   SH       Sole     None     173,900
NEW RIV PHARMACEUTICALS INC    COM              648468205    3,316,500    335,000   SH       Sole     None     335,000
NOVATEL WIRELESS INC           COM              66987M604    4,373,350    186,100   SH       Sole     None     186,100
OCEANEERING INTL INC           COM              675232102    1,613,592     43,800   SH       Sole     None      43,800
OPENWAVE SYS INC               COM NEW          683718308    3,155,796    357,800   SH       Sole     None     357,800
OREGON STL MLS INC             COM              686079104    2,489,511    149,700   SH       Sole     None     149,700
OSI SYSTEMS INC                COM              671044105    2,943,080    182,800   SH       Sole     None     182,800
PRIDE INTL INC DEL             COM              74153Q102    4,939,584    249,600   SH       Sole     None     249,600
PENN NATL GAMING INC           COM              707569109    4,706,600    116,500   SH       Sole     None     116,500
PACKETEER INC                  COM              695210104    1,964,177    181,700   SH       Sole     None     181,700
PATTERSON UTI ENERGY INC       COM              703481101    6,018,492    315,600   SH       Sole     None     315,600
PIONEER NATL RES CO            COM              723787107    4,385,856    127,200   SH       Sole     None     127,200
REYNOLDS AMERICAN INC          COM              761713106    5,781,362     83,800   SH       Sole     None      83,800
ROYAL CARIBBEAN CRUISES LTD    COM              V7780T103    4,294,600     98,500   SH       Sole     None      98,500
RADIO ONE INC                  COM              75040P408    3,830,716    269,200   SH       Sole     None     269,200
RAYOVAC CORP                   COM              755081106    5,046,025    191,500   SH       Sole     None     191,500
REPUBLIC SVCS INC              COM              760759100    4,383,396    146,700   SH       Sole     None     146,700
SAFENET INC                    COM              78645R107    5,500,230    208,500   SH       Sole     None     208,500
SI INTL INC                    COM              78427V102    1,857,250     85,000   SH       Sole     None      85,000
SUPERIOR ENERGY SVCS INC       COM              868157108    4,528,460    350,500   SH       Sole     None     350,500
SRA INTL INC                   COM              78464R105    5,815,968    112,800   SH       Sole     None     112,800
STRATASYS INC                  COM              862685104    6,380,421    202,200   SH       Sole     None     202,200
STANDARD PARKING CORP          COM              853790103    4,292,575    332,500   SH       Sole     None     332,500
SUNCOR ENERGY INC              COM              867229106    4,692,666    146,600   SH       Sole     None     146,600
SKYWORKS SOLUTIONS INC         COM              83088M102    5,335,200    561,600   SH       Sole     None     561,600
SYMANTEC CORP                  COM              871503108    6,794,144    123,800   SH       Sole     None     123,800
TODCO                          CL A             88889T107    4,476,300    258,000   SH       Sole     None     258,000
TRIMBLE NAVIGATION LTD         COM              896239100      790,000     25,000   SH       Sole     None      25,000
TRANS SYS ARCHITECTS           CL A             893416107    4,404,645    237,000   SH       Sole     None     237,000
TESORO PETE CORP               COM              881609101    4,609,633    156,100   SH       Sole     None     156,100
TAKE TWO INTERACTIVE SOFTWAR   COM              874054109    4,559,580    138,800   SH       Sole     None      138800
UNITEDGLOBALCOM                COM              913247508    5,975,253    799,900   SH       Sole     None      799900
UBIQUITEL INC                  COM              903474302    7,599,200  1,899,800   SH       Sole     None     1899800
UNITED SURGICAL PARTNERS INT   COM              913016309    6,959,310    202,600   SH       Sole     None      202600
VALUECLICK                     COM              92046N102    7,400,016    783,900   SH       Sole     None      783900
VERISIGN INC                   COM              92343E102    4,944,156    248,700   SH       Sole     None      248700
VITRAN INC                     COM              92850E107    2,466,933    165,900   SH       Sole     None      165900
WASTE CONNECTIONS INC          COM              941053100    4,441,536    140,200   SH       Sole     None      140200
WEATHERFORD INTERNATIONAL LT   COM              G95089101    4,438,740     87,000   SH       Sole     None       87000
XENOGEN CORP                   COM              98410R108    2,914,000    470,000   SH       Sole     None      470000


04017.0003 #525478